DEBENTURES - Additional disclosures (Details) R$ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020
DEBENTURES
Face amount	$ 395.8	R$ 2,208.0
Liabilities, Debentures | CDI | Average
DEBENTURES
Interest rate (as a percent)	4.62%	4.62%	2.90%